Investment Strategy - YieldMax(R) Hundred Club ETFs	Dec. 19, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income. The Fund is a “fund of funds,” meaning that it principally invests its assets in the shares of other ETFs, rather than in securities of individual companies. The Fund’s portfolio will be primarily composed of other “YieldMax® ETFs” – which are all affiliated ETFs advised by the Adviser (each a “YieldMax® ETF”) – as selected by the Adviser for inclusion in the portfolio and that in any prior 12-month cycle of operations had a 100% annual distribution rate (such YieldMax® ETFs are collectively referred to herein as “Hundred Club ETFs”).

Hundred Club ETFs primarily seek to generate income through actively managed options strategies (described below). A 100% annual distribution rate means that a Hundred Club ETF has paid out cash distributions (primarily options premiums) to shareholders in any 12-month period in an amount approximately equal to its net asset value (“NAV”) at the end of such 12-month period. The annual distribution rate used to identify an eliegible Hundred Club ETF is not guaranteed and is distinct from SEC yield, which reflects income based on standardized calculations and may be significantly lower. The annual distribution rate applied to identify the Hundred Club ETFs should not be interpreted as an indication actual investment returns or income yield. A portion of the distributions made by Hundred Club ETFs may be classified as a return of capital for financial or tax reporting purposes.

The Hundred Club ETFs in which the Fund may invest have a primary investment objective to seek current income. Each Hundred Club ETF in which the Fund may invest will have a secondary investment objective to seek one of the following, as applicable:

(i)	long exposure or short (i.e., inverse or opposite) exposure to the share price of the common stock of one or a select group of operating companies, or the share price of one or more particular ETFs or other U.S.-listed exchange-traded products (“ETPs”), as applicable (in each case, an “Underlying Security(ies),” and each such operating company, ETF, or ETP, an “Underlying Issuer(s)”), subject to a limit on potential investment gains;
(ii)	long exposure or short (i.e., inverse or opposite) exposure to the performance of an Index (in each case an “Underlying Index”), subject to a limit on potential investment gains; or
(iii)	capital appreciation.

Certain Hundred Club ETFs seek to achieve their investment objectives entirely indirectly, primarily through the employment of various options strategies on an Underlying Security(ies) or Index, as applicable. Other Hundred Club ETFs seek to achieve these objectives both indirectly, primarily through the employment of various options strategies on an Underlying Security(ies) or Index, and directly, through equity strategies involving direct investments in or exposure to Underlying Security(ies) or investments in other ETFs that track an Underlying Index.

While the Fund seeks to provide current income pursuant to its investment objective, a portion (sometimes significant) of the Fund’s distributions may be classified as return of capital, which does not necessarily reflect the Fund’s income or yield.

The YieldMax® ETFs are not structured to capture all potential gains associated with changes in the value of their Underlying Security(ies) or Index, and their performance will differ from that of the Underlying Security(ies) or Index. YieldMax® ETFs seeking long exposure are subject to losses if the value of the Underlying Security(ies) or Index decreases; YieldMax® ETFs seeking short exposure are subject to losses if such values increase. The Fund’s investments in YieldMax® ETFs are not investments in any Underlying Security(ies) or component companies of any Underlying Index, and shareholders (including the Fund) are not entitled to dividends issued by such companies. There is no guarantee that a YieldMax® ETF’s investment strategy will be properly implemented, and the Fund may lose some or all of its investment.

Strategies Pursued by the Hundred Club ETFs

Eligible YieldMax® ETFs employ varied options and/or equity strategies, each implementing a synthetic covered call strategy using exchange-traded options. Unlike a traditional covered call strategy, where an investor sells a call option on securities it owns, each eligible YieldMax® ETF writes (sells) call options on its Underlying Security(ies) without directly owning them, generating income through short call positions.

Each eligible YieldMax® ETF’s synthetic covered call strategy combines:

● Synthetic long (or short) exposure to its Underlying Security(ies), allowing the ETF to participate in price movements (or the inverse of the Underlying Security’s price movements); and

● Call Strategies, including (i) covered calls, which cap upside beyond the strike price, and (ii) covered call spreads, which sell a call and buy a higher-strike call to reduce risk and allow for greater participation in potential price increases.

These option-writing strategies shape each ETF’s income, upside, and downside characteristics through the premiums earned and exposures created.

Please see the prospectus section titled “Additional Information About the Fund” for information about options strategies used by YieldMax® ETFs and about options generally.

The Hundred Club ETFs may supplement their options strategies with direct investments or swaps to gain exposure to specific Underlying Security(ies) or Indexes, consistent with each ETF’s investment objectives and market liquidity considerations. Such holdings may include foreign issuers, depositary receipts, or companies of any size across sectors, with many currently concentrated in technology.

The Hundred Club ETFs will also invest in short-term U.S. Treasuries and money market instruments, which are used for collateral for their derivatives transactions, and which also generate income.

Distributions From Hundred Club ETFs

The Fund will receive periodic distributions from its investments in the underlying Hundred Club ETFs, typically weekly or monthly. These distributions are generated primarily from the Hundred Club ETFs’ options strategies, as well as income from short-term U.S. Treasury securities and money market instruments. To the extent a Hundred Club ETF directly invests in Underlying Security(ies), it may also receive dividend income.

Fund’s Weekly Distributions

The Fund will seek to provide weekly distributions.

Tax Loss Harvesting

If a specific Hundred Club ETF incurs substantial losses, the Fund may redeem or exit its investment in that ETF to seek to capitalize on tax loss harvesting. The Adviser will reinvest the proceeds into the same options or equity strategies on the same Underlying Security(ies) or Index employed by the redeemed ETF, while observing tax wash sale rules. This approach seeks to achieve returns similar to those generated by the redeemed ETF.

Portfolio Construction

For a YieldMax® ETF to be eligible for inclusion in the Fund’s portfolio as a Hundred Club ETF, it must have commenced operations, commenced distributions to shareholders, and attained in any prior 12-month period of operations a 100% annual distribution rate – i.e., a trailing 12-month distribution rate (“TTM”) of 100% for the period. TTM is calculated by summing up all actual distributions paid over the 12-month period and dividing by the Hundred Club ETF’s NAV at the end of such period. In calculating an annual distribution rate for purposes of determining eligibility, the Adviser will seek to exclude distributions identified as irregular, special or one-time payments in order to avoid distorting or skewing the distribution rate.

The Fund will not invest in any YieldMax® ETF (i.e., the Adviser will exclude such ETF from being classified as a Hundred Club ETF) that is structured as a fund of funds, meaning that it principally invests its assets in the shares of other ETFs.

Once determined eligible for inclusion in the Fund’s portfolio as a Hundred Club ETF, the Adviser continuously evaluates each Hundred Club ETF’s current and anticipated future potential distribution rates, taking into account factors such as market volatility (e.g. higher volatility typically results in higher premiums), income generation, upside or downside capture (opportunity to profit from increasing or declining asset values), and capital preservation (protecting value). Based on this evaluation, the Adviser, as of each monthly portfolio reallocation, selects those Hundred Club ETFs for investment that it determines have the greatest potential for continued high annual distribution rates. The Adviser, in selecting Hundred Club ETFs for inclusion in the Fund’s portfolio, will avoid simultaneously investing in a Hundred Club ETF that seeks long exposure to a single Underlying Security or Index and in a Hundred Club ETF that seeks short exposure to the same single Underlying Security or Index.

The Fund’s portfolio will generally be equally weighted among each of the Hundred Club ETFs selected for inclusion in the portfolio. The Adviser will reallocate the Fund’s portfolio on a monthly basis so that each available Hundred Club ETF selected for inclusion (including any eligible new Hundred Club ETF(s)) is equally weighted in the Fund’s portfolio, excluding any Hundred Club ETF for which the tax loss harvesting strategy is currently being used. During periods between monthly reallocations, the equal weightings of Fund investments in the Hundred Club ETFs may deviate temporarily (i.e., until the next month’s reallocation) due to market conditions, fluctuations in NAVs or intra-month exits from investments for tax loss harvesting purposes.

The Adviser anticipates the Fund, under normal circumstances, will be invested in approximately five to ten underlying Hundred Club ETFs at any given time, but may invest in more (without limit) based on the number of YieldMax® ETFs that qualify as Hundred Club ETFs and are available for inclusion in the portfolio as of each monthly reallocation. The Adviser will endeavor to optimize tax losses by implementing the tax loss harvesting strategies as described above, which will lead to deviations from equal allocations with respect to those Hundred Club ETFs that are subject to tax loss harvesting.

The Fund is classified as “non-diversified” under the 1940 Act.

None of the Fund, Tidal Trust II (“the Trust”), the Adviser or their respective affiliates makes any representation to you as to the performance of any Underlying Security(ies) or Underlying Index.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH ANY UNDERLYING ISSUER(S) OR ANY PROVIDER OF AN UNDERLYING INDEX.

Strategy Portfolio Concentration [Text]	The Adviser anticipates the Fund, under normal circumstances, will be invested in approximately five to ten underlying Hundred Club ETFs at any given time, but may invest in more (without limit) based on the number of YieldMax® ETFs that qualify as Hundred Club ETFs and are available for inclusion in the portfolio as of each monthly reallocation.